LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 20, 2013

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION,

EACH DATED NOVEMBER 28, 2012, OF

WESTERN ASSET HIGH INCOME FUND

This Supplement replaces the Supplement dated February 15, 2013 to the Summary Prospectus, Prospectus and Statement of Additional Information each dated November 28, 2013, of Western Asset High Income Fund.

Effective May 1, 2013, the fund will be renamed Western Asset Short Duration High Income Fund.

In connection with the new name of the fund, certain additional changes, including the following, will also take effect:

▪	Effective May 1, 2013, the Fund's 80% investment policy will be revised to include a broader reference to investments in high yield debt.

▪	Effective May 1, 2013, the types of securities in which the fund may invest will be supplemented to include shorter duration high yield instruments as well as adjustable-rate bank loans, among others.

▪	Effective May 1, 2013, the management fee paid by the fund, and as a result total annual fund operating expenses, will be reduced.

▪	Effective May 1, 2013, the fund's Class I shares will be open to purchases by new investors and incoming exchanges.

▪	Effective May 1, 2013, the Fund's benchmark index will be changed.

▪	Effective February 15, 2013, the Fund's Class A sales charge structure was revised to match that of other short-focused fixed income funds in the Legg Mason funds complex.

The following supplements, and to the extent inconsistent therewith, replaces any inconsistent information in the fund's Summary Prospectus, Prospectus and Statement of Additional Information ("SAI"):

Effective May 1, 2013, the fund's Class I shares will be open to purchases by new investors and incoming exchanges.

Effective May 1, 2013, the fund's benchmark index will change to Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Constrained Index, which is generally comprised of shorter duration high yield securities than the fund's current benchmark index. The fund's Manager believes the new index will provide shareholders with a better tool for assessing the fund's performance in light of the changes to its investment strategy.

Effective February 15, 2013, the following replaces any inconsistent information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

The Maximum sales charge (load) imposed on purchases (as a % of offering price) of Class A shares is 2.25%.

Effective immediately, the following replaces any inconsistent information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Shareholder fees (fees paid directly from your investment)
	Class A	Class B	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	2.25	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	4.50	1.00	1.00	None	None
Small account fee[1]	$15	$15	$15	$15	None	None

Effective May 1, 2013, the following replaces any inconsistent information in the section titled "Fees and expenses of the fund" in the fund's Summary Prospectus and Prospectus:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class B	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class R	Class I
Management fees	0.55	0.55	0.55	0.55	0.55	0.55
Distribution and service (12b-1) fees	0.25	0.75	1.00	0.70	0.50	None
Other expenses	0.18	0.32	0.26[2]	0.17	0.26[2]	0.15
Total annual fund operating expenses	0.98	1.62	1.81	1.42	1.31	0.70
Fees waived and/or expenses reimbursed	—[3]	N/A	(0.06)[3]	N/A	—[3]	—[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.98	1.62	1.75	1.42	1.31	0.70

[1]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[2]	"Other expenses" for Class C (formerly Class R1) and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.00% for Class A shares, 1.75% for Class C (formerly Class R1) shares, 1.40% for Class R shares and 0.85% for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

▪	You invest $10,000 in the fund for the time periods indicated

▪	Your investment has a 5% return each year and the fund's operating expenses remain the same

▪	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	323	531	755	1,400
Class B (with redemption at end of period)	615	811	981	1,751
Class B (without redemption at end of period)	165	511	881	1,751
Class C (Class R1 prior to August 1, 2012) (with redemption at end of period)	278	564	975	2,122
Class C (Class R1 prior to August 1, 2012) (without redemption at end of period)	178	564	975	2,122
Class C1 (Class C prior to August 1, 2012) (with redemption at end of period)	245	450	777	1,703
Class C1 (Class C prior to August 1, 2012) (without redemption at end of period)	145	450	777	1,703
Class R (with or without redemption at end of period)	133	414	717	1,578
Class I (with or without redemption at end of period)	72	225	391	871

Effective May 1, 2013, the following text supplements, and to the extent inconsistent therewith replaces, information contained in the fund's Summary Prospectus, Prospectus and SAI:

Under normal circumstances, the fund invests at least 80% of its assets in high yield debt securities. High yield securities are rated below investment grade (that is, securities rated below the Baa/BBB categories, or, if unrated, determined to be comparable credit quality by a subadviser) and are commonly known as "junk bonds."

The fund's investments may include, but will not be limited to, high yield corporate debt securities and adjustable rate bank loans.

Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration, as estimated by the fund's subadviser, of three years or less. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer).

Subject to its 80% investment policy, the fund may also invest in investment grade fixed income securities, including, but not limited to, corporate debt securities, mortgage- and asset-backed securities and securities issued by foreign issuers, including securities issued by issuers in emerging market countries. The fund's investments in foreign securities may either be denominated in U.S. dollars or foreign currencies.

Instead of investing directly in particular securities, the fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the fund's 80% policy.

The fund may also engage in a variety of transactions using derivatives in order to change the investment characteristics of its portfolio (such as shortening or lengthening duration) and for other purposes.